Income taxes - Income before Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Income taxes
Loss before income taxes	$ (23,055)	$ (21,814)	$ (11,526)	$ (8,740)
UNITED STATES
Income taxes
Loss before income taxes	(1,771)	(1,108)	1,941	(1,019)
UNITED KINGDOM
Income taxes
Loss before income taxes	$ (21,284)	$ (20,706)	$ (13,467)	$ (7,721)